UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
                                FORM 13F
                          FORM 13-F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2006
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ] is a restatement
                                     [ ] adds new holdings
entries.
Institutional Investment Manager Filing this Report:
Name:   Greenleaf Capital Management
             803 Tower East
             20600 Chagrin Blvd.
             Shaker Heights, OH 44122
13-F File Number:
The institutional investment manager filing this report and the person
by who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that
all required items, statements, schedules, lists and tables, are considered integral parts of this form.
Person signing this Report on Behalf of Reporting Manager:
Name:   Geofrey J. Greenleaf
Title:  Chairman and President
Phone:  (216) 752-8900
Signature, Place, and Date of Signing:
      Geofrey J. Greenleaf   Shaker Heights, OH    September 30, 2005
Report Type (Check only one.):
[X]          13F HOLDINGS REPORT.
[ ]          13F NOTICE.
[ ]          13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE
REPORT SUMMARY:
Number of Other Included Managers:         0
Form 13F Information Table Entry Total:    141
Form 13F Information Table Value Total:    $190,897
List of Other Included Managers:
No.  13F File Number      Name

						     Item 6:				     Item 8:
Item 1:	Item 2:	Item 3:	Item 4:	Item 5:	               Investment Discretion			Item 7:	                Voting Authority
        Name of Issuer	Title of Class	CUSIP	Fair Market	 Shares or		 (b) Shared-		Managers		   (Shares)
		   Number	Value	 Principal	 (a) Sole	 As Defined	 (c) Shared-	See Instr. V	 (a) Sole	 (b) Shared	(c) None
				  Amount		  in Instr. V	       Other
3M Co.	Common	88579Y101	333.7 	4,408 	4,408 					4,408
Abbott Laboratories	Common	002824100	1,443.9 	33,997 	33,997 					33,997
AllianceBernstein Holding L.P.	Unit L.P. Int.	01881G106	806.6 	12,175 	12,175 					12,175
Allied Capital Corp.	Common	01903Q108	1,994.1 	65,168 	65,168 					65,168
Allstate Corp.	Common	020002101	992.5 	19,046 	19,046 					19,046
American Capital Strategies	Common	024937104	1,527.1 	43,434 	43,434 					43,434
Amgen Inc.	Common	031162100	2,978.3 	40,939 	40,939 					40,939
AngloGold Ashanti Ltd- Spon ADR	Sponsored ADR	035128206	1,236.1 	22,840 	22,840 					22,840
Apex Silver Mines Ltd.	ORD	G04074103	263.0 	11,075 	11,075 					11,075
Atlas Pipeline Partners, L.P.	Unit L.P. Int.	049392103	2,593.4 	61,310 	61,310 					61,310
Automatic Data Processing	Common	053015103	201.5 	4,411 	4,411 					4,411
Avery Dennison	Common	053611109	2,181.1 	37,296 	37,296 					37,296
Bank of America Corp.	Common	060505104	355.3 	7,802 	7,802 					7,802
Bank of New York Co., Inc.	Common	064057102	718.3 	19,930 	19,930 					19,930
Berkshire Hathaway CL B	CL B	084670207	1,527.1 	507 	507 					507
BP PLC - Spon ADR	Common	055622104	4,721.4 	68,486 	68,486 					68,486
Buckeye Partners, LP	Unit Ltd Partn	118230101	595.4 	13,940 	13,940 					13,940
Burlington Resources, Inc.	Common	122014103	969.7 	10,550 	10,550 					10,550
Cedar Fair	Dep. Unit	150185106	3,161.1 	108,072 	108,072 					108,072
CareMark RX Inc.	Common	141705103	233.6 	4,749 	4,749 					4,749
Cheesecake Factory	Common	163072101	1,223.9 	32,681 	32,681 					32,681
Chevron Corp	Common	166764100	447.8 	7,724 	7,724 					7,724
Church & Dwight Co., Inc.	Common	171340102	2,806.4 	76,013 	76,013 					76,013
Cisco Systems	Common	17275R102	3,305.4 	152,532 	152,532 					152,532
CitiGroup Inc.	Common	172967101	3,110.6 	65,860 	65,860 					65,860
Clevelnd-Cliffs	Common	185896107	483.0 	5,544 	5,544 					5,544
Coeur D'alene Mines Corp.	Common	192108108	141.9 	21,625 	21,625 					21,625
ConocoPhillips	Common	20825C104	1,048.4 	16,601 	16,601 					16,601
Developers Diversified Realty	Common	251591103	1,793.4 	32,757 	32,757 					32,757
Dow Chemical	Common	260543103	2,345.3 	57,676 	57,676 					57,676
Duke Energy Corp.	Common	264399106	3,861.1 	132,456 	132,456 					132,456
Duke Realty Corp.	Common	264411505	1,221.6 	32,189 	32,189 					32,189
Ecolab Inc.	Common	278865100	1,566.7 	41,012 	41,012 					41,012
Education Management Corp.	Common	28139T101	1,460.2 	35,100 	35,100 					35,100
Enpath Medical Inc.	Common	29355Y105	1,783.9 	182,029 	182,029 					182,029
Enterprise Products Part. L.P.	Common	293792107	1,294.4 	52,425 	52,425 					52,425
Estee Lauder Co. - CL A	CL A	518439104	1,092.7 	29,382 	29,382 					29,382
Everest Re Group, Ltd.	Common	G3223R108	293.6 	3,145 	3,145 					3,145
Expeditors Int'l Wash.	Common	302130109	1,592.6 	18,435 	18,435 					18,435
Express Scripts, Inc.	Common	302182100	596.4 	6,785 	6,785 					6,785
Exxon Mobil Corp.	Common	30231G102	5,565.0 	91,440 	91,440 					91,440
Federated Department Stores, Inc	Common	31410H101	986.4 	13,512 	13,512 					13,512
Fedex Corp.	Common	31428X106	1,002.3 	8,875 	8,875 					8,875
First Data Corp.	Common	319963104	3,222.7 	68,831 	68,831 					68,831
FirstEnergy Corp.	Common	337932107	243.9 	4,987 	4,987 					4,987
General Electric	Common	369604103	4,863.2 	139,827 	139,827 					139,827
Genworth Financial Inc.-CL A	Common	37247D106	2,792.6 	83,536 	83,536 					83,536
Genzyme	Common	372917104	2,304.2 	34,279 	34,279 					34,279
Gilead Sciences Inc.	Common	375558103	2,765.1 	44,441 	44,441 					44,441
Goldman Sachs Group, Inc.	Common	38141G104	746.5 	4,756 	4,756 					4,756
Harmony Gold Mining Ltd	Sponsored ADR	413216300	458.2 	28,855 	28,855 					28,855
Heartland Express , Inc.	Common	422347104	272.4 	12,500 	12,500 					12,500
Home Depot	Common	437076102	268.8 	6,354 	6,354 					6,354
HSBC Holdings PLC-Spon ADR	Sponsored ADR	404280406	1,261.4 	15,056 	15,056 					15,056
Hudson City Bancorp, Inc.	Common	443683107	199.4 	15,000 	15,000 					15,000
IBM	Common	459200101	2,536.2 	30,753 	30,753 					30,753
Illinois Tool Works	Common	452308109	608.5 	6,318 	6,318 					6,318
Intel	Common	458140100	1,441.6 	74,083 	74,083 					74,083
Inverness Medical Innov. Inc.	Common	46126P106	367.0 	12,773 	12,773 					12,773
Ishares DJ Basic Mat. Index	DJ US Basic Mat	464287838	211.5 	3,777 	3,777 					3,777
Ishares DJ US Energy Sec Index	DJ US Energy	464287796	207.9 	2,256 	2,256 					2,256
Ishares Goldman Sachs Semi Index	Gldm Schs Semi	464287523	224.3 	3,440 	3,440 					3,440
Ishares MSCI Australia Index	MSCI Australia	464286103	843.3 	42,125 	42,125 					42,125
Ishares MSCI Canada Index	MSCI CDA IDX	464286509	243.6 	10,310 	10,310 					10,310
Ishares MSCI EAFE Index	MSCI EAFE IDX	464287465	410.3 	6,320 	6,320 					6,320
Ishares-MSCI Emerg. Mrkts	MSCI Emerg Mkt	464287234	1,520.6 	15,360 	15,360 					15,360
Ishares-MSCI Japan Index	MSCI Japan	464286848	2,608.2 	181,125 	181,125 					181,125
Ishares-NASDAQ Biotech Index	NASDQ Bio Indx	464287556	361.6 	4,390 	4,390 					4,390
Ishares-Russell 2000 Index	Rusl 2000 Valu	464287630	381.7 	5,107 	5,107 					5,107
Ishares-S&P 500 Index	S&P 500 Index	464287200	204.4 	1,573 	1,573 					1,573
Ishares-S&P 500/Barra Growth Index	S&P 500 Grw	464287309	811.5 	13,325 	13,325 					13,325
J.P. Morgan Chase & Co.	Common	46625H100	317.4 	7,622 	7,622 					7,622
Johnson & Johnson	Common	478160104	734.7 	12,407 	9,116 					12,407
K-Sea Transn Partners LP	Common	48268Y101	2,522.5 	75,299 	75,299 					75,299
KeyCorp	Common	493267108	200.2 	5,440 	5,440 					5,440
Kinder Morgan Energy Partner	UT Ltd Partner	494550106	857.9 	17,807 	17,807 					17,807
Korea Fund	Common	500634100	1,000.2 	26,251 	26,251 					26,251
Lowe's Cos Inc.	Common	548661107	2,356.8 	36,574 	36,574 					36,574
Lucent Technologies Inc.	Common	549463107	30.5 	10,000 	10,000 					10,000
Magellan Midstream Ptnrs LP	Com Unit RP LP	364.77375	527.4 	16,045 	16,045 					16,045
Markwest Energy Partners L.P.	Unit L.P. Int.	1132.56933	365.0 	7,800 	7,800 					7,800
Matria Healthcare Inc.	Common	576817209	506.8 	13,350 	13,350 					13,350
Maxim Integrated Product	Common	57772K101	1,055.4 	28,408 	28,408 					28,408
McDonald's	Common	580135101	807.5 	23,500 	23,500 					23,500
Medtronic Inc.	Common	585055106	2,812.9 	55,427 	55,427 					55,427
Microsoft	Common	594918104	1,860.6 	68,380 	68,380 					68,380
Midcap SPDR Trust Ser. I	Unit Ser 1	595635103	551.5 	3,810 	3,810 					3,810
Mine Safety Appliances Co.	Common	602720104	2,503.0 	59,595 	59,595 					59,595
Morgan Stanley Asia Pacific Fund	Common	61744U106	1,238.7 	73,645 	73,645 					73,645
NASDAQ-100 Shares	Unit Ser 1	631100104	228.1 	5,441 	5,441 					5,441
Neogen	Common	640491106	3,490.0 	142,447 	142,447 					142,447
Newmont Mining Corp.	Common	651639106	2,026.0 	39,045 	39,045 					39,045
Nisource Inc.	Common	65473P105	1,823.7 	90,195 	90,195 					90,195
Nortel Networks Corp. New	Common	656568102	30.5 	10,000 	10,000 					10,000
Northrop Grumman Corp.	Common	666807102	1,579.8 	23,134 	23,134 					23,134
Novartis AG-ADR	Sponsored ADR	66987V109	1,953.5 	35,236 	35,236 					35,236
Omnicom Group Inc.	Common	681919106	1,841.7 	22,123 	22,123 					22,123
Oregon Steel Mills, Inc.	Common	686079104	200.6 	3,920 	3,920 					3,920
Pan American Silver Corp.	Common	697900108	699.1 	27,525 	27,525 					27,525
Patterson Companies Inc.	Common	703395103	277.2 	7,875 	7,875 					7,875
Penn Virginia Resource Ptnr.	Common	707884102	2,351.8 	40,994 	40,994 					40,994
Pentair Int.	Common	709631105	4,104.7 	100,729 	100,729 					100,729
Pepsico Inc.	Common	713448108	337.9 	5,847 	5,847 					5,847
PetsMart Inc.	Common	716768106	2,857.3 	101,540 	101,540 					101,540
Pfizer, Inc.	Common	717081103	2,688.6 	107,889 	107,889 					107,889
Procter & Gamble	Common	742718109	4,650.2 	80,691 	80,691 					80,691
Progress Energy Corp	Common	743263105	1,677.8 	38,148 	38,148 					38,148
Progressive Corp.	Common	743315103	311.9 	2,992 	2,992 					2,992
Rayonier Inc.	Common	754907103	3,343.4 	73,336 	73,336 					73,336
Resmed, Inc.	Common	761152107	1,203.8 	27,371 	27,371 					27,371
Sabine Royalty Trust	Unit Ben Int	785688102	632.2 	14,460 	14,460 					14,460
Schlumberger	Common	806857108	437.7 	3,458 	3,458 					3,458
Silver Standard Resources Inc.	Common	82823L106	455.3 	22,125 	22,125 					22,125
Sovereign Bancorp	Common	845905108	1,009.5 	46,076 	46,076 					46,076
SPDR Trust Series I	Units Ser. I	78462F103	620.6 	4,780 	4,780 					4,780
Stericycle Inc.	Common	858912108	217.3 	3,214 	3,214 					3,214
Streettracks Gold Trust	Gold Shs	863307104	3,126.1 	53,806 	53,806 					53,806
Stryker Corp.	Common	863667101	325.4 	7,339 	7,339 					7,339
Symantec	Common	871503108	220.0 	13,074 	13,074 					13,074
Sunoco Logistics Ptn LP	Common Units	86764L108	1,600.1 	38,125 	38,125 					38,125
Target Corporation	Common	87612E106	470.6 	9,049 	9,049 					9,049
TEPPCO Partners L.P.	UT Ltd Partner	872384102	1,025.4 	28,255 	28,255 					28,255
Texas Instruments	Common	882508104	393.9 	12,130 	12,130 					12,130
Templeton Global Inc.Fund	Common	880198106	1,489.9 	173,040 	173,040 					173,040
Templeton Emerging Markets Fund	Common	880191101	396.6 	19,779 	19,779 					19,779
Thor Industries, Inc.	Common	885160101	5,360.8 	100,465 	100,465 					100,465
Tiffany & Co.	Common	886547108	2,181.0 	58,099 	58,099 					58,099
Time Warner, Inc.	Common	887317105	448.6 	26,717 	26,717 					26,717
TJX Companies, Inc.	Common	872540109	579.6 	23,353 	23,353 					23,353
Transocean Inc.	Ord	G90078109	286.7 	3,570 	3,570 					3,570
TYCO International Ltd.	Common	902124106	600.1 	22,325 	22,325 					22,325
Valero L.P.	Com Unit LTD PRT	91913W104	712.9 	14,076 	14,076 					14,076
Ventana Medical Systems	Common	92276H106	384.9 	9,215 	9,215 					9,215
Verizon Communications	Common	92343V104	1,558.4 	45,755 	45,755 					45,755
Viacom Inc. - Cl B	CL B	925524308	294.8 	7,598 	7,598 					7,598
Viasys Healthcare Inc.	Common	92553Q209	1,249.9 	41,552 	41,552 					41,552
Vornado Realty Trust	Sh.Ben.Int	929042109	650.4 	6,775 	6,775 					6,775
Wal-mart Stores Inc.	Common	931142103	1,524.4 	32,269 	32,269 					32,269
Walgreen	Common	931422109	996.9 	23,115 	23,115 					23,115
Wells Fargo Company	Common	949740104	2,686.8 	42,067 	42,067 					42,067
Wyeth	Common	983024100	796.7 	16,421 	16,421 					16,421

13F REPORT  1ST Q 2006		GRAND TOTAL	190,897.1


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